Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 386,296,513	$ 380,374,568
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	23,249,400	27,054,934
Allowance For Loan Losses	$ 9,171,717	$ 8,221,618
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,153,907	3,153,907
Common Stock Shares Outstanding	2,952,974	2,952,974
Treasury Stock Shares Held	200,933	200,933